Cash and Cash Equivalents - Summary of Cash and Bank Balances (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	¥ 110,000	¥ 140,000	$ 17,399
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	¥ 20,000	¥ 90,000	$ 3,200
Interest rate long term bank deposit	3.85%
Long term deposits maturity	3 years
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	0.30%	0.23%
Bottom of range [member] | Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate long term bank deposit		3.85%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	1.65%	2.25%
Top of range [member] | Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate long term bank deposit		3.99%